Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities Table Text Block
(In thousands)	December 31, 2021	December 31, 2020
Accrued expenses	$308,594	$235,449
Accrued interest payable	33,227	38,622
Accounts payable	91,804	69,784
Dividends payable	35,937	33,701
Trades payable	13,789	720,212
Liability for GNMA loans sold with an option to repurchase	12,806	57,189
Reserves for loan indemnifications	12,639	24,781
Reserve for operational losses	43,886	41,452
Operating lease liabilities (Note 33)	154,114	152,588
Finance lease liabilities (Note 33)	19,719	22,572
Pension benefit obligation	8,778	35,568
Postretirement benefit obligation	161,988	179,211
Others	70,967	73,560
Total other liabilities	$968,248	$1,684,689